Equity - Rollforward of Shares and Share Capital (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning balance	€ 7,033
Closing balance	€ 7,447	€ 7,033
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	456	455	456
Beginning balance	€ 5	€ 5	€ 5
Issuance of Shares (in shares)	1	1	2
Cancellation of Shares (in shares)	0	0	(3)
Ending balance (in shares)	457	456	455
Closing balance	€ 5	€ 5	€ 5